ALPS SERIES TRUST

Clarkston Partners Fund
Clarkston Fund
(the “Funds”)

SUPPLEMENT DATED SEPTEMBER 8, 2015 TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 2015

As of the date of this Supplement, shares of the Funds are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.